Equity Purchase Agreement	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equity Purchase Agreement Abstract
Equity Purchase Agreement
14.	EQUITY PURCHASE AGREEMENT

On March 12, 2019, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) and a registration rights agreement with an accredited investor (the “Investor”), pursuant to which the Investor has agreed to purchase from the Company up to $450,000 in shares (the “Shares”) of the Company’s common stock, subject to certain limitations and conditions set forth in the Equity Purchase Agreement. Additionally, on March 12, 2019, the Company agreed to donate 1,750 shares of common stock to the manager of the Investor. The Company recorded value of these shares at the market price and is included in general and administrative expenses.

On June 24, 2019, the Company provided written notice to the Investor that the Company elected to terminate the Equity Agreement, effective immediately. No Shares were sold pursuant to the Equity Purchase Agreement. On August 30, 2019, the 1,750 donation shares were returned to the Company and canceled.

On July 9, 2019, we entered into an equity financing agreement with GHS Investments LLC (the “GHS Financing Agreement); in connection therewith, we filed a Form S-1 Registration Statement (the “S-1”) registering up to 700,000 Common Stock Shares, which S-1 was declared effective on July 19, 2019. On May 19, 2020, we filed a Post-Effective Amendment No. 1 on Form S-1 amending the S-1 to deregister all securities registered pursuant to said S-1, which as of the date of such Amendment, 22,513 Common Stock Shares were unissued (the “Post Effective S-1”). The Post Effective S-1 was declared effective on May 21, 2020, at which time the Offering described in the S-1 was terminated, as well as the contractual obligations under the GHS Financing Agreement.

17.	EQUITY PURCHASE AGREEMENT

Triton Funds

On March 12, 2019, the Company entered into an equity purchase agreement (the “Equity Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with an accredited investor (the “Investor”), pursuant to which the Investor has agreed to purchase from the Company up to $450,000 in shares (the “Shares”) of the Company’s common stock, subject to certain limitations and conditions set forth in the Equity Purchase Agreement. Additionally, on March 12, 2019, the Company agreed to donate 1,750 shares of common stock to the manager of the Investor. The Company recorded value of these shares at the market price and is included in general and administrative expenses.

On June 24, 2019, the Company provided written notice to the Investor that the Company elected to terminate the Equity Agreement, effective immediately. No Shares were sold pursuant to the Equity Purchase Agreement. On August 30, 2019, the 1,750 donation shares were returned to the Company and canceled.

GHS Investments

On July 9, 2019, the Company entered into an equity financing agreement (the “Purchase Agreement”) and a registration rights agreement (the “Registration Rights Agreement”) with GHS Investments LLC (“GHS”), pursuant to which GHS has agreed to purchase from the Company up to $3,000,000 in shares (the “Shares”) of the Company’s common stock, subject to certain limitations and conditions set forth in the Purchase Agreement. Additionally, the Company issued 1,500 shares to GHS as a commitment fee including in the balance sheet under deferred offering cost along with $90,000 in legal fees.

Under the Purchase Agreement, the Company has the right, from time to time at its sole discretion and subject to certain conditions, to direct GHS to purchase shares of common stock on any business day (a “Put”), provided that at least ten trading days has passed since the most recent Put. The purchase price of shares of common stock pursuant to the Purchase Agreement will be 80% of the lowest trading price of the common stock during the 10 trading days prior to the Put (the “Pricing Period”). Such sales of common stock by the Company, if any, may occur from time to time, at the Company’s option, over the 24-month period commencing on July 31, 2019.

The number of Shares that the Company may direct GHS to purchase per Put is limited by the average daily trading volume of the common stock prior to the Put, as follows:

i.	If between zero (0) to seven hundred fifty (750) Shares are traded on average per day during the Pricing Period, the relevant Put shall be capped to seven hundred fifty (750) Shares;
ii.	If between seven hundred fifty-one (751) Shares to one thousand five hundred (1,500) Shares are traded on average per day, the relevant Put shall be capped to one thousand five hundred (1,500) Shares;
iii.	If between one thousand five hundred and one (1,501) Shares to three thousand (3,000) Shares are traded on average per day, the relevant Put shall be capped to three thousand (3,000) Shares;
iv.	If between three thousand and one (3,001) Shares to seven thousand five hundred (7,500) Shares are traded on average per day, the relevant Put shall be capped to seven thousand five hundred (7,500) Shares; and
v.	If the average daily traded volume for the Pricing Period is equal to or greater than seven thousand five hundred and one (7,501) Shares, then the relevant Put shall be limited to an amount which equals two times (2x) the average daily volume for the Shares during the Pricing Period.

In all instances, the Company may not sell shares of its common stock to GHS under the Purchase Agreement if it would result in GHS beneficially owning more than 4.99% of the Company’s common stock. In addition, no Put can be made in an amount that exceeds $400,000. The Company has sold an aggregate of 5,475 shares for proceeds of $37,094 during the year ended December 31, 2019.